Net Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict the nature and timing of revenue.

(in millions)	2023	2022	2021
Type of goods and services:
Wafer fabrication	$6,820	$7,627	$6,204
Engineering and other services	572	481	381
Total	$7,392	$8,108	$6,585

Timing of revenue recognition:
Revenue recognized over time	$471	$445	$357
Revenue recognized at a point in time	6,921	7,663	6,228
Total	$7,392	$8,108	$6,585